TAXES ON INCOME (TAX BENEFIT) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets [Line Items]
Current deferred tax asset, net	$ 1,680	$ 1,740
Non-current deferred tax asset, net	3,280	2,060
Non-current deferred tax liability, net	(20)	(40)
Deferred tax assets, net of allowance	$ 4,940	$ 3,760